Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Nov. 30, 2024	Nov. 30, 2023	Aug. 17, 2023	Aug. 16, 2023	Apr. 30, 2023	Nov. 30, 2022	Apr. 30, 2022	Nov. 30, 2021	Apr. 30, 2021	Nov. 30, 2020	Jun. 01, 2020	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016	Apr. 30, 2015	Apr. 30, 2014
C000239891
Account Value [Line Items]
Line Graph and Table Measure Name	Global X Emerging Markets ex-China ETF
Account Value	$ 14,666	$ 13,384			$ 13,494		$ 13,984		$ 17,511			$ 10,994	$ 12,952	$ 13,948	$ 11,417	$ 9,354	$ 11,010	$ 10,000
C000239894
Account Value [Line Items]
Line Graph and Table Measure Name	Global X Emerging Markets Great Consumer ETF
Account Value	$ 12,061	11,225			11,391		12,568		18,306			12,980	13,009	12,848	10,177	8,964	11,186	10,000
C000219481
Account Value [Line Items]
Line Graph and Table Measure Name	Global X Emerging Markets Bond ETF
Account Value	$ 11,599	10,222				$ 9,662		$ 11,012		$ 11,191	$ 10,000
C000243178
Account Value [Line Items]
Line Graph and Table Measure Name	Global X Brazil Active ETF
Account Value	$ 8,989	11,036		$ 10,000
C000243177
Account Value [Line Items]
Line Graph and Table Measure Name	Global X India Active ETF
Account Value	$ 12,311	10,508	$ 10,000
MSCI Emerging Markets Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net) (USD)
Account Value	$ 14,013	12,527			12,181		13,030		15,954			10,728	12,191	12,839	10,548	8,854	10,780	10,000
MSCI Emerging Markets Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net) (USD)
Account Value	$ 14,013	12,527			12,181		13,030		15,954			10,728	12,191	12,839	10,548	8,854	10,780	10,000
Bloomberg Emerging Markets USD Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Emerging Markets USD Aggregate Bond Index
Account Value	$ 10,732	9,549				9,044		10,659		10,781	10,000
MSCI Emerging Markets Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net) (USD)
Account Value	$ 11,369	10,164		10,000
MSCI Emerging Markets Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net) (USD)
Account Value	$ 11,391	10,183	10,000
MSCI Emerging Markets ex China Index (NR) (USD)*
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets ex China Index (NR) (USD)*
Account Value	$ 15,150	13,587			$ 12,579		$ 13,501		$ 14,548			$ 9,284	$ 11,264	$ 11,907	$ 10,201	$ 10,000	$ 10,000	$ 10,000
JP Morgan EMBI Global Core Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	JP Morgan EMBI Global Core Index (TR) (USD)
Account Value	$ 10,707	9,445				$ 8,930		$ 10,791		$ 10,979	$ 10,000
MSCI Brazil Index (NR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Brazil Index (NR) (USD)
Account Value	$ 9,099	11,097		$ 10,000
MSCI India Index (NR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI India Index (NR) (USD)
Account Value	$ 13,136	$ 10,606	$ 10,000